Share-Based Payment Plans	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Share-Based Payment Plans	Share-based payment plans
Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2018-2022
At the General Shareholders’ Meeting held on June 8, 2018, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan is divided.
The number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, and (ii) 50% on the generation of free cash flow of Telefónica Group ("FCF").
The plan will be in force for five years and is divided into three cycles of three years each. The first cycle commenced in 2018 and will be finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 8,466,996, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 7,093,162. Once considered the target fulfillment levels for 2018, 2019, and 2020, a weighted achievement ratio of 50% has been reached. Performance assessment has been carried out based on the evolution of the stock price and on the audited results of the Company.
Nevertheless, on February 23, 2021, the Chairman & CEO declared in the Nominating, Retribution and Good Governance Committee that he considered appropriate to renounce to this incentive perception as a sign of responsibility with society, customers, shareholders and employees of Telefónica as well as a cautious measure after the economic impacts of the CoVID-19 crisis. The COO made the same declaration. The renounce was accepted by the Board of Directors.
The second cycle commenced in 2019 and will be finalized on December 31, 2021, with delivery of the respective shares in 2022. The maximum number of shares assigned to this cycle of the plan was 9,471,489 shares and the outstanding at December 31, 2020 8,257,335, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	4,735,744.5	4,128,667.5	4.44
FCF Objective	4,735,744.5	4,128,667.5	6.14
In 2020 the third cycle commenced, and it will be finalized on December 31, 2022, with delivery of the respective shares in 2023. The maximum number of shares assigned to this cycle of the plan was 5,346,508 shares and the outstanding shares at December 31, 2020 5,309,098, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	2,673,254	2,654,549	1.64
FCF Objective	2,673,254	2,654,549	3.21
Long-term incentive plan based on Telefónica, S.A. shares: “Talent for the Future Share Plan 2018-2022” (TFSP)
At its meeting on June 8, 2018, the Telefónica, S.A.'s Board of Directors agreed to launch a new installment of the long-term incentive plan "Talent for the Future Share Plan".
The term of this plan is also five years and it is divided into 3 cycles. As in the case of the Performance Share Plan described above, the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. and (ii) 50% on the generation of free cash flow of the Telefónica Group ("FCF").
The first cycle commenced in 2018 and finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 787,500, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 691,750.
The second cycle commenced in 2019 and will be finalized on December 31, 2021, with delivery of the respective shares in 2022. The maximum number of shares assigned to this cycle of the plan was 812,000 shares and there were 745,000 outstanding shares at December 31, 2020, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	406,000	372,500	4.44
FCF Objective	406,000	372,500	6.14
In 2020 the third cycle commenced, and it will be finalized on December 31, 2022, with delivery of the respective shares in 2023. The maximum number of shares assigned to this cycle of the plan was 897,400 shares and the outstanding shares at December 31, 2020 894,000, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	448,700	447,000	1.64
FCF Objective	448,700	447,000	3.21

Incentivized purchases of Telefónica, S.A. shares for employees
The Telefónica, S.A. Ordinary General Shareholders’ meeting on June 8, 2018 approved a new voluntary plan for incentivized purchases of shares of Telefónica, S.A. for the employees of the Group. Under this Plan, employees were offered the option to acquire Telefónica, S.A. shares during a twelve-month period, with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. The maximum amount that each employee could invest was limited to 1,800 euros. The employees that remain part of the Telefónica Group and hold on to the shares for one year following the acquisition period (the vesting period), will be entitled to receive one free share for every two shares they purchased and retained throughout the vesting period. In any event, the maximum number of additional shares to be delivered under this plan may not exceed: i) the result of dividing the amount assigned to the Plan, which is a maximum of 30 million euros, by the price at which the acquired shares were purchased pursuant to each of the investment agreements; ii) nor 0.1% of the Company’s capital stock on the date of approval of the plan by the General Shareholders’ Meeting.
The purchase period commenced in August 2019. As of December 31, 2020, 16,655 employees had registered for the plan.